Expense Example - Class K - BlackRock Income Fund - Class K Shares	Jan. 28, 2021 USD ($)
Expense Example:
Expense Example, with Redemption, 1 Year	$ 61
Expense Example, with Redemption, 3 Years	210
Expense Example, with Redemption, 5 Years	371
Expense Example, with Redemption, 10 Years	$ 839